Goodwill and Trade Name (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Impairment	$ 1,205
Goodwil
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate	15.00%
Terminal growth rate	4.00%
Determination of assumptions	The estimated cash flows were developed using internal forecast.
Period of projected cash flow	Four years, extrapolated for the fifth year
Impairment	$ (1,205)
Trade Name
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate	20.00%
Terminal growth rate	4.00%
Royalty rate	4.00%
Determination of assumptions	Value in use is determined using the relief from royalty method based on the royalty rate on the estimated total revenue.
Period of projected cash flow	Four years, extrapolated for the fifth year